-------------------------
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                                                       OMB Number: 3235-0570

                                                       Expires: August 31, 2011

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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21483
                                   ---------------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  401 West Main Street, Suite 2100        Louisville, Kentucky        40202
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 379-6980
                                                    ----------------------------

Date of fiscal year end:        February 28, 2009
                           ------------------------------

Date of reporting period:       February 28, 2009
                           ------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================


                                 VERACITY FUNDS

                          VERACITY SMALL CAP VALUE FUND




                                 [LOGO OMITTED]
                                  ANNUAL REPORT
                                February 28, 2009



       INVESTMENT ADVISOR                                   ADMINISTRATOR
       ------------------                                   -------------
INTEGRITY ASSET MANAGEMENT, LLC                      ULTIMUS FUND SOLUTIONS, LLC
      401 West Main Street, Suite 2100                     P.O. Box 46707
   Louisville, Kentucky 40202                        Cincinnati, Ohio 45246-0707
                                                           1-866-896-9292


================================================================================

                         INTEGRITY ASSET MANAGEMENT, LLC
                         -------------------------------

                                                                  April 10, 2009

Dear Fellow Shareholders,

My children received the Rockband Video game for Christmas. If you haven't seen one, the game is the equivalent of karaoke on steroids. You can have two guitarists, a drummer and a vocalist perform current and rock classics. We were "performing" the 1980 Southern Rock Classic FLIRTING WITH DISASTER by Molley Hatchet. It hit me as I was singing the words (a disaster in its own right) how appropriate the song was for today's times. We are, indeed, flirting with disaster in the economy and in the market.

The last year has seen a career's worth of events transpire. Bear Stearns collapsed and was bought by JP Morgan for $10 a share. At the time, the price was shocking. In retrospect, it was a generous price given the trajectory of the rest of the financial stocks. Fannie Mae and Freddie Mac were placed into government conservatorship. IndyMac failed, and Countrywide was sold to BankAmerica. Lehman Brothers went bankrupt, Merrill Lynch rushed to safety in the arms of BankAmerica, and Goldman Sachs and Morgan Stanley became banks. AIG, probably the world's most respected insurance company, teeters on the verge of failure and is mostly owned by the US Government. We have seen unprecedented assistance from the government to banks, AIG and the auto companies (also on the verge of bankruptcy). And this was just domestically. Internationally, similar story lines played out to the same conclusions.

The indefatigable US consumer is tapped out. To quote FLIRTING WITH DISASTER, "I'm out of money, I'm out of hope, it looks like self destruction." The binge of debt financed buying has ended poorly for the consumer, and it has shaken the financial system to its core. We are in the midst of a great deleveraging both of the consumer's balance sheet as well as the financial system's. We are flirting with disaster. This deleveraging process, which accelerated with the bankruptcy of Lehman Brothers, has brought about an economic contraction, the rapidity of which has not been seen since the great depression. In fact, a gallup survey from 12/28/08 said that 23% of the population believes that a depression is likely while another 36% said that a depression was somewhat likely.

With that as the backdrop for some of the year's darker events, I am pleased that the Veracity Small Cap Value Fund (the "Fund) outperformed the Russell 2000 Value Index (the Fund's benchmark index) for the year. For the year ended February 28, 2009, the Fund (Class R) declined 40.91% while the Russell 2000 Value Index declined 42.38% for the same period. However, I am also disappointed by the poor absolute returns achieved by the Fund and the market in general. We began the year with a thesis that either Financials were cheap, or the world economy was in trouble. We chose to believe that Financials were cheap. An outgrowth of this decision, though, was that global cyclicals - the Energy and Basic Materials stocks that were charging higher on the thought that China and the developing economies were perpetual motion machines - were expensive. This view was reflected in the portfolio by favoring Banks and Thrifts that would benefit most from a rebound in housing and the economy while being underweight the global cyclical groups. For most of the year, this was the exact wrong positioning as the popular trade was to short Financials and go long the global cyclicals. While we believed, incorrectly, that Financials were cheap, we couldn't see how if we were wrong about Financials that the world economy could keep growing in a fashion that would support higher commodity prices.

We did realize early in the year that our positioning in Financials was too aggressive and we corrected that by selling our most exposed companies and replacing them with more conservative alternatives. We also positioned the Fund conservatively, expecting a weak economy to result from the problems in the Financial sector. We never could have guessed the extent of the correction coming, but we were positioned well from a sector standpoint. The Fund was overweight Utilities and Health Care, two of the best groups, and underweight the more cyclical Consumer Discretionary and Autos and Transports. Given the more defensive and consistent characteristics of Utilities and Health Care, they outperformed significantly. In Autos and Transports, we mostly avoided the carnage created by the potential bankruptcy of the big three automakers and dismal demand for cars as a result of a weak economy. Other areas where being more conservative helped performance included REITs and Packaging names. Within REITs, some of the portfolio's best names were mortgage REITs that benefited from wider spreads and lower interest rates. Packaging stocks outperformed as they tend to have less sensitivity to the economic cycle. Our largest detractors to performance were Energy and Technology. In Energy, we were early in our call to underweight the group as commodity prices continued to increase. In Technology, a couple of the Fund's names within the Telecom Equipment space suffered.

Certainly there is a lot of bad news in the market and the economy today. We are flirting with disaster. However, the decision to be made today by an investor is whether we are just flirting or are we heading for a serious relationship? The easy trade today is to be negative. There is plenty of support in the economic data as well as in the media. I do think it is the wrong trade, though. Absent the recent rally, it appears to us that the greater risk in the market is to the upside and not to the downside. Being overly conservative today is, as my little league coach used to say about throwing behind a runner, like locking the barn door after the horse has been stolen. Our conservative positioning has paid off and we are seeing signs that it makes sense to move the risk profile in line with that of the benchmark.

Some of the positive developments include the numerous programs from stimulus to the various Treasury acronyms (TARP, TALF, PPIP) to the FED's aggressive balance sheet growth. To what degree is open to some debate, but our government has taken the challenge head on and has responded like no other country.

Another important positive is that mortgage rates and spreads have fallen precipitously. While a portion of homeowners cannot refinance today, either because of the value of their home or their employment situation, many can and are taking advantage of the lower rates. This should put extra money in the consumer's pocket. Lower mortgage rates, lower house prices and tax incentives are starting to have an impact on first-time home buyers and home sales in general, albeit from a depressingly low level. The first-time home buyer is the grease that the housing market needs to get going again. It's too early to call a bottom but we are encouraged by the signs we are seeing from both the existing and new housing market. In fact, we have seen two months of price INCREASES in the state of California. A reduction or an end to home price deflation would be a key stabilizer for the financial system.

The nascent recovery/stabilization signs we are seeing in housing along with mortgage rates and spreads, combined with the various stimulus/programs from the government give us confidence that we are just flirting with disaster and not heading for a serious relationship. Although near term earnings may result in a rocky market, we continue to believe that the market has more upside than downside. We would be further encouraged should the market start to look through strained earnings reports.

The biggest concern related to the outlook is the growing protectionist and anti-foreign sentiment in the country. Our trading partners, particularly China, have raised concern regarding protectionist policies and the stability of the US. For better or worse, we have chosen a path out of this crisis that entails large deficit spending on top of existing large debt loads. We need foreigners to buy that debt. If we upset them or lose their confidence and they stop buying or, worse, start selling Treasuries we are in serious economic trouble. Fortunately, they need us as much as we need them. We believe that rationality will prevail. With that in mind, the Fund will continue to incrementally remove its conservative bias to be better positioned for the revaluation opportunity we see in today's market.

I would like to thank you for the trust you have placed in us.


Sincerely,

/s/ Daniel G. Bandi

Daniel G. Bandi, CFA

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-866-896-9292.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information. To obtain a copy of the Fund's prospectus please call 1-866-896-9292 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Veracity Small Cap Value Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor's current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

                          VERACITY SMALL CAP VALUE FUND

Comparison of the Change in Value of a $10,000 Investment in the Veracity Small
              Cap Value Fund (a) and the Russell 2000 Value Index

                              [LINE GRAPH OMITTED]

              Veracity Small Cap
             Value Fund - Class R          Russell 2000 Value Index
             ---------------------         ------------------------

             Date           Value            Date           Value
             ----          -------           ----          -------
             3/30/2004     $10,000           3/30/2004     $10,000
             8/31/2004       9,640           8/31/2004       9,745
             2/28/2005      11,495           2/28/2005      11,244
             8/31/2005      12,145           8/31/2005      11,949
             2/28/2006      13,447           2/28/2006      13,000
             8/31/2006      13,571           8/31/2006      13,469
             2/28/2007      14,585           2/28/2007      14,865
             8/31/2007      14,465           8/31/2007      14,363
             2/29/2008      12,279           2/29/2008      12,319
             8/31/2008      12,414           8/31/2008      13,282
             2/28/2009       7,256           2/28/2009       7,018

                       Past performance is not predictive of future performance.

      --------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS (b)
                      (for periods ended February 28, 2009)

                                1 Year          Since Inception (c)
                                ------          -------------------
            Class R             -40.91%                -6.31%
            Class I             -40.79%               -12.08%
      --------------------------------------------------------------------

(a) The line graph above represents performance of Class R shares only, which will vary from the performance of Class I shares to the extent the Classes do not have the same expenses or inception dates.

(b) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Initial public offering of Class R shares and Class I shares commenced on March 30, 2004 and July 7, 2005, respectively.

                         VERACITY SMALL CAP VALUE FUND
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                      AS OF FEBRUARY 28, 2009 (UNAUDITED)

                              [BAR CHART OMITTED]

                     Consumer Discretionary          10.2%
                     Consumer Staples                 4.5%
                     Energy                           2.4%
                     Financials                      31.4%
                     Health Care                      9.9%
                     Industrials                     10.3%
                     Information Technology          11.9%
                     Materials                        6.5%
                     Telecommunication Services       1.3%
                     Utilities                       10.0%
                     Money Market Funds               1.4%


                               TOP TEN EQUITY HOLDINGS
                         AS OF FEBRUARY 28, 2009 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                                                                          % OF NET
COMPANY                               PRIMARY BUSINESS                           SECTOR CLASSIFICATION     ASSETS
---------------------------------------------------------------------------------------------------------------------
Cleco Corp.                           Electric Utilities                         Utilities                  1.9%
---------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc. (The)   Insurance                                  Financials                 1.9%
---------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                 Containers & Packaging                     Materials                  1.8%
---------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.             Gas Utilities                              Utilities                  1.7%
---------------------------------------------------------------------------------------------------------------------
Vectren Corp.                         Multi-Utilities                            Utilities                  1.6%
---------------------------------------------------------------------------------------------------------------------
IDACORP, Inc.                         Electric Utilities                         Utilities                  1.6%
---------------------------------------------------------------------------------------------------------------------
Anworth Mortgage Asset Corp.          Real Estate Investment Trusts (REITs)      Financials                 1.6%
---------------------------------------------------------------------------------------------------------------------
Ruddick Corp.                         Food & Staples Retailing                   Consumer Staples           1.4%
---------------------------------------------------------------------------------------------------------------------
Lance, Inc.                           Food Products                              Consumer Staples           1.4%
---------------------------------------------------------------------------------------------------------------------
STERIS Corp.                          Health Care Equipment & Supplies           Health Care                1.3%
---------------------------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
================================================================================
COMMON STOCKS - 98.4%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.2%
   Abercrombie & Fitch Co. - Class A                       9,893   $    217,547
   Ameristar Casinos, Inc.                                29,400        289,296
   Brown Shoe Co., Inc.                                   87,206        311,325
   Callaway Golf Co.                                      62,680        424,344
   CEC Entertainment, Inc. (a)                            30,372        709,186
   Chico's FAS, Inc. (a)                                  85,641        387,954
   Cinemark Holdings, Inc.                                49,852        383,362
   Cooper Tire & Rubber Co.                               16,431         74,761
   Cracker Barrel Old Country Store, Inc.                 33,977        760,405
   Entercom Communications Corp.                          85,294         87,853
   Ethan Allen Interiors, Inc.                            34,240        326,649
   Foot Locker, Inc.                                      37,052        307,902
   Jones Apparel Group, Inc.                             160,589        431,985
   Media General, Inc. - Class A                          32,109         49,448
   Penn National Gaming, Inc. (a)                         32,193        614,564
   Phillips-Van Heusen Corp.                              27,732        459,519
   RC2 Corp. (a)                                          47,062        220,721
   Royal Caribbean Cruises Ltd.                           49,200        295,200
   Ryland Group, Inc. (The)                               41,232        582,608
   Stage Stores, Inc.                                    100,149        719,070
   Standard Pacific Corp. (a)                             91,566         86,988
                                                                   ------------
                                                                      7,740,687
                                                                   ------------
CONSUMER STAPLES - 4.5%
   Fresh Del Monte Produce, Inc. (a)                      23,342        438,363
   Lance, Inc.                                            47,545      1,036,956
   Ralcorp Holdings, Inc. (a)                             14,372        870,943
   Ruddick Corp.                                          49,096      1,064,402
                                                                   ------------
                                                                      3,410,664
                                                                   ------------
ENERGY - 2.4%
   Carrizo Oil & Gas, Inc. (a)                            32,165        342,235
   Encore Aquisition Co. (a)                              20,239        406,399
   Hornbeck Offshore Services, Inc. (a)                   30,127        394,965
   T-3 Energy Services, Inc. (a)                          17,245        189,868
   Whiting Petroleum Corp. (a)                            14,623        340,716
   Willbros Group, Inc. (a)                               21,854        156,912
                                                                   ------------
                                                                      1,831,095
                                                                   ------------
FINANCIALS - 31.4%
   Abington Bancorp, Inc.                                 26,000        188,500
   Alexandria Real Estate Equities, Inc. - REIT           13,028        520,599
   Ambac Financial Group, Inc.                            45,449         26,815
   American Campus Communities, Inc. - REIT               23,354        399,820
   American Equity Investment Life Holding Co.            36,951        141,892
   AmTrust Financial Services, Inc. - REIT                51,156        428,687
   Anworth Mortgage Asset Corp.                          198,145      1,194,814
   Aspen Insurance Holdings Ltd.                          19,620        427,520
   Associated Estates Realty Corp.                        28,330        156,382
   BGC Partners, Inc. - Class A                          119,876        204,988

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 31.4% (CONTINUED)
   BioMed Realty Trust, Inc. - REIT                       29,938   $    255,371
   Calamos Asset Management, Inc. - Class A               67,150        231,667
   Cardinal Financial Corp.                               55,110        314,127
   Central Pacific Financial Corp.                        69,954        277,717
   Dime Community Bancshares                              55,075        543,039
   Entertainment Properties Trust - REIT                     340          5,069
   First Financial Bancorp                                35,797        275,279
   First Horizon National Corp.                           83,424        764,998
   First Midwest Bancorp, Inc.                            55,667        418,616
   First Potomac Realty Trust - REIT                      56,680        413,197
   FirstMerit Corp.                                       66,122        972,655
   FPIC Insurance Group, Inc. (a)                         20,094        745,487
   Fulton Financial Corp.                                 52,065        323,844
   Hancock Holding Co.                                    21,663        614,363
   Hanover Insurance Group, Inc. (The)                    40,788      1,434,514
   Health Care REIT, Inc. - REIT                          15,172        466,842
   Healthcare Realty Trust, Inc. - REIT                   12,421        179,980
   International Bancshares Corp.                         24,711        247,357
   Investment Technology Group, Inc. (a)                  37,194        724,167
   KBW, Inc. (a)                                          24,855        353,190
   Knight Capital Group, Inc. - Class A (a)               45,040        792,254
   MFA Financial, Inc. - REIT                            150,661        864,794
   National Retail Properties, Inc. - REIT                29,503        423,958
   Navigators Group, Inc. (The) (a)                       13,703        715,708
   Old National Bancorp                                   58,024        677,140
   PacWest Bancorp                                        32,926        450,428
   Penson Worldwide, Inc. (a)                             47,250        226,800
   ProAssurance Corp. (a)                                 19,587        936,063
   Realty Income Corp. - REIT                             43,739        766,745
   RLI Corp.                                              15,885        778,047
   Selective Insurance Group, Inc.                        29,161        350,807
   Senior Housing Properties Trust - REIT                 33,230        419,363
   StellarOne Corp.                                       29,471        367,503
   Sunstone Hotel Investors, Inc. - REIT                  80,361        175,991
   Susquehanna Bancshares, Inc.                           37,624        329,962
   Trustmark Corp.                                        12,773        227,232
   Washington Federal, Inc.                               43,568        496,240
   Washington Real Estate Investment Trust - REIT         32,199        552,213
   Webster Financial Corp.                                20,050         77,794
   Whitney Holding Corp.                                  28,350        313,268
   World Acceptance Corp. (a)                             29,792        436,751
   Zions Bancorp.                                         25,974        243,376
                                                                   ------------
                                                                     23,873,933
                                                                   ------------
HEALTH CARE - 9.9%
   AMERIGROUP Corp. (a)                                   25,738        637,788
   AmSurg Corp. (a)                                       40,770        636,827
   Endo Pharmaceuticals Holdings, Inc. (a)                24,162        458,594
   Invacare Corp.                                         30,764        493,454

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 9.9% (CONTINUED)
   Kindred Healthcare, Inc. (a)                           18,440   $    265,351
   King Pharmaceuticals, Inc. (a)                         46,773        343,314
   LifePoint Hospitals, Inc. (a)                          42,334        889,861
   Magellan Health Services, Inc. (a)                     19,929        660,846
   Owens & Minor, Inc.                                    14,184        478,143
   Perrigo Co.                                            30,399        610,716
   Sepracor, Inc. (a)                                     33,400        500,332
   STERIS Corp.                                           42,511        980,304
   Varian, Inc. (a)                                       24,059        544,455
                                                                   ------------
                                                                      7,499,985
                                                                   ------------
INDUSTRIALS - 10.3%
   A.O. Smith Corp.                                       14,670        374,525
   Baldor Electric Co.                                    27,250        332,722
   BE Aerospace, Inc. (a)                                 56,068        418,267
   Belden, Inc.                                           30,804        328,679
   CBIZ, Inc. (a)                                         56,988        390,938
   Consolidated Graphics, Inc. (a)                        32,315        435,930
   Continental Airlines, Inc. - Class B (a)               52,578        526,832
   Dycom Industries, Inc. (a)                             74,669        344,971
   Genesee & Wyoming, Inc. - Class A (a)                  26,375        550,974
   Granite Construction, Inc.                             10,890        387,466
   Hexcel Corp. (a)                                       61,462        381,679
   Kennametal, Inc.                                       21,268        347,094
   Manitowoc Co., Inc. (The)                              81,261        333,170
   Mueller Water Products, Inc. - Class A                191,151        410,974
   Old Dominion Freight Line, Inc. (a)                    22,656        493,674
   Regal-Beloit Corp.                                      9,350        268,158
   Robbins & Myers, Inc.                                  26,560        428,413
   SkyWest, Inc.                                          24,527        251,156
   Terex Corp. (a)                                        44,600        397,832
   Werner Enterprises, Inc.                               30,818        419,741
                                                                   ------------
                                                                      7,823,195
                                                                   ------------
INFORMATION TECHNOLOGY - 11.9%
   ADC Telecommunications, Inc. (a)                      194,749        553,087
   Advanced Energy Industries, Inc. (a)                   86,766        586,538
   Arris Group, Inc. (a)                                 115,133        704,614
   Arrow Electronics, Inc. (a)                            11,071        184,111
   Atmel Corp. (a)                                       116,390        415,512
   Benchmark Electronics, Inc. (a)                        41,666        407,077
   Brooks Automation, Inc. (a)                            30,013        128,456
   CommScope, Inc. (a)                                    36,554        326,427
   Diodes, Inc. (a)                                       74,664        580,886
   Electronics for Imaging, Inc. (a)                      21,471        191,092
   Fairchild Semiconductor International, Inc. (a)       135,141        472,994
   Harris Stratex Networks, Inc. - Class A (a)            66,362        260,803
   Integrated Device Technology, Inc. (a)                155,221        695,390
   Jabil Circuit, Inc.                                    59,594        246,719
   Mentor Graphics Corp. (a)                             100,728        446,225
   Novell, Inc. (a)                                      102,720        324,595

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 11.9% (CONTINUED)
   MKS Instruments, Inc. (a)                              18,702   $    235,458
   Parametric Technology Corp. (a)                        71,962        585,771
   Plexus Corp. (a)                                       56,318        723,686
   SYNNEX Corp. (a)                                       22,361        331,390
   Tellabs, Inc. (a)                                      77,292        293,710
   Veeco Instruments, Inc. (a)                            87,763        373,870
                                                                   ------------
                                                                      9,068,411
                                                                   ------------
MATERIALS - 6.5%
   Albemarle Corp.                                        30,281        585,937
   Celanese Corporation - Series A                        67,223        574,085
   H.B. Fuller Co.                                         6,893         78,580
   Huntsman Corp.                                         72,908        192,477
   Innophos Holdings, Inc.                                34,094        362,078
   Intrepid Potash, Inc. (a)                              13,256        297,465
   Myers Industries, Inc.                                 64,988        256,703
   Rockwood Holdings, Inc. (a)                            63,088        371,588
   Silgan Holdings, Inc.                                  27,334      1,341,006
   Solutia, Inc. (a)                                      82,576        309,660
   Steel Dynamics, Inc.                                   66,452        554,874
                                                                   ------------
                                                                      4,924,453
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.3%
   Cincinnati Bell, Inc. (a)                             292,986        486,357
   Syniverse Holdings, Inc. (a)                           35,625        539,006
                                                                   ------------
                                                                      1,025,363
                                                                   ------------
UTILITIES - 10.0%
   ALLETE, Inc.                                           17,233        459,087
   Cleco Corp.                                            70,597      1,448,650
   IDACORP, Inc.                                          50,282      1,223,864
   New Jersey Resources Corp.                             24,157        847,186
   Northwest Natural Gas Co.                              31,906      1,306,551
   PNM Resources, Inc.                                    57,777        444,305
   Portland General Electric Co.                          39,913        655,372
   Vectren Corp.                                          60,063      1,252,914
                                                                   ------------
                                                                      7,637,929
                                                                   ------------

TOTAL COMMON STOCKS (Cost $124,536,206)                            $ 74,835,715
                                                                   ------------

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS - 1.4%                                SHARES        VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund  -
   Class Y, 0.26% (b) (Cost $1,099,126)               1,099,126    $  1,099,126
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $125,635,332)             $ 75,934,841

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                            153,059
                                                                   ------------

NET ASSETS - 100.0%                                                $ 76,087,900
                                                                   ============

REIT - Real Estate Investment Trust.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of February 28, 2009.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2009
================================================================================
ASSETS
Investments in securities:
   At acquisition cost                                             $125,635,332
                                                                   ============
   At value (Note 1)                                               $ 75,934,841
Cash                                                                      2,943
Receivable for investment securities sold                             2,212,376
Receivable for capital shares sold                                      270,803
Dividends receivable                                                    127,691
Other assets                                                             25,472
                                                                   ------------
   TOTAL ASSETS                                                      78,574,126
                                                                   ------------

LIABILITIES
Payable for investment securities purchased                           2,309,705
Payable for capital shares redeemed                                      87,286
Payable to Advisor (Note 3)                                              54,230
Payable to Administrator (Note 3)                                         9,870
Accrued distribution and service plan fees (Note 3)                       9,735
Other accrued expenses                                                   15,400
                                                                   ------------
   TOTAL LIABILITIES                                                  2,486,226
                                                                   ------------

NET ASSETS                                                         $ 76,087,900
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $160,032,210
Accumulated net realized losses from security transactions          (34,243,819)
Net unrealized depreciation on investments                          (49,700,491)
                                                                   ------------
NET ASSETS                                                         $ 76,087,900
                                                                   ============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                            $ 48,509,708
                                                                   ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                         3,957,733
                                                                   ============
Net asset value and offering price per share (a) (Note 1)          $      12.26
                                                                   ============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                            $ 27,578,192
                                                                   ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                         2,247,341
                                                                   ============
Net asset value and offering price per share (a) (Note 1)          $      12.27
                                                                   ============

(a)   Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2009
================================================================================
INVESTMENT INCOME
   Dividends                                                       $  2,636,149
   Interest                                                                 671
                                                                   ------------
      TOTAL INVESTMENT INCOME                                         2,636,820
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 3)                                  1,199,795
   Distribution and service plan expense - Class R (Note 3)             193,365
   Mutual fund services fees (Note 3)                                   180,287
   Custodian and bank service fees                                       38,529
   Registration fees - Common                                            18,981
   Registration fees - Class R                                           10,071
   Registration fees - Class I                                            1,886
   Trustees' fees and expenses                                           25,794
   Compliance service fees and expenses (Note 3)                         24,411
   Professional fees                                                     20,883
   Insurance expense                                                     14,502
   Other expenses                                                        29,382
                                                                   ------------
      TOTAL EXPENSES                                                  1,757,886
   Fees reduced and expenses reimbursed by the Advisor (Note 3):
      Common                                                            (64,816)
      Class R                                                            (2,337)
                                                                   ------------
      NET EXPENSES                                                    1,690,733
                                                                   ------------

NET INVESTMENT INCOME                                                   946,087
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions                   (25,061,041)
   Net change in unrealized appreciation/
      depreciation on investments                                   (30,107,115)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                   (55,168,156)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(54,222,069)
                                                                   ============

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================
                                                                         Year            Year
                                                                        Ended           Ended
                                                                     February 28,    February 29,
                                                                         2009            2008
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $    946,087    $    267,222
   Net realized gains (losses) from security transactions             (25,061,041)        500,524
   Net change in unrealized appreciation/depreciation
      on investments                                                  (30,107,115)    (28,781,545)
                                                                     ------------    ------------
Net decrease in net assets from operations                            (54,222,069)    (28,013,799)
                                                                     ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class R                                   (492,197)        (97,196)
   From net investment income, Class I                                   (453,890)       (170,027)
   From net realized gains on investments, Class R                             --      (8,140,822)
   From net realized gains on investments, Class I                             --      (4,379,330)
   Return of capital, Class R                                             (13,579)        (63,830)
   Return of capital, Class I                                             (12,523)        (97,469)
                                                                     ------------    ------------
Decrease in net assets from distributions to shareholders                (972,189)    (12,948,674)
                                                                     ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS R
   Proceeds from shares sold                                           17,232,862      32,454,999
   Reinvestment of distributions to shareholders                          505,751       8,301,828
   Proceeds from redemption fees collected (Note 1)                         1,331          11,939
   Payments for shares redeemed                                       (25,452,196)    (39,284,170)
                                                                     ------------    ------------
Net increase (decrease) in net assets from
   Class R capital share transactions                                  (7,712,252)      1,484,596
                                                                     ------------    ------------

CLASS I
   Proceeds from shares sold                                           12,477,731       3,405,660
   Reinvestment of distributions to shareholders                          318,040       3,729,195
   Proceeds from redemption fees collected (Note 1)                            --              30
   Payments for shares redeemed                                       (15,988,361)    (16,935,528)
                                                                     ------------    ------------
Net decrease in net assets from Class I capital share transactions     (3,192,590)     (9,800,643)
                                                                     ------------    ------------

TOTAL DECREASE IN NET ASSETS                                          (66,099,100)    (49,278,520)

NET ASSETS
   Beginning of year                                                  142,187,000     191,465,520
                                                                     ------------    ------------
   End of year                                                       $ 76,087,900    $142,187,000
                                                                     ============    ============


UNDISTRIBUTED NET INVESTMENT INCOME                                  $         --    $         --
                                                                     ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS R
   Shares sold                                                            973,001       1,221,303
   Shares issued in reinvestment of distributions to shareholders          31,949         349,870
   Shares redeemed                                                     (1,431,782)     (1,548,797)
                                                                     ------------    ------------
   Net increase (decrease) in shares outstanding                         (426,832)         22,376
   Shares outstanding, beginning of year                                4,384,565       4,362,189
                                                                     ------------    ------------
   Shares outstanding, end of year                                      3,957,733       4,384,565
                                                                     ============    ============

CLASS I
   Shares sold                                                            711,479         127,111
   Shares issued in reinvestment of distributions to shareholders          20,078         156,650
   Shares redeemed                                                       (890,624)       (654,603)
                                                                     ------------    ------------
   Net decrease in shares outstanding                                    (159,067)       (370,842)
   Shares outstanding, beginning of year                                2,406,408       2,777,250
                                                                     ------------    ------------
   Shares outstanding, end of year                                      2,247,341       2,406,408
                                                                     ============    ============

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS R
FINANCIAL HIGHLIGHTS
==================================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
----------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR           YEAR           YEAR           YEAR         PERIOD
                                                       ENDED          ENDED          ENDED          ENDED          ENDED
                                                    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                                        2009           2008           2007           2006         2005 (a)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               $    20.92     $    26.79     $    26.01     $    22.99     $    20.00
                                                     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment income (loss)                            0.13           0.03           0.03          (0.02)         (0.04)
   Net realized and unrealized gains
      (losses) on investments                             (8.66)         (4.05)          2.18           3.84           3.03
                                                     ----------     ----------     ----------     ----------     ----------
Total from investment operations                          (8.53)         (4.02)          2.21           3.82           2.99
                                                     ----------     ----------     ----------     ----------     ----------

Less distributions:
   From net investment income                             (0.13)         (0.03)         (0.03)            --             --
   From net realized gains on investments                    --          (1.81)         (1.40)         (0.80)            --
   Return of capital                                      (0.00)(b)      (0.01)            --             --             --
                                                     ----------     ----------     ----------     ----------     ----------
Total distributions                                       (0.13)         (1.85)         (1.43)         (0.80)            --
                                                     ----------     ----------     ----------     ----------     ----------

Proceeds from redemption fees collected (Note 1)           0.00(b)        0.00(b)        0.00(b)        0.00(b)        0.00(b)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period                     $    12.26     $    20.92     $    26.79     $    26.01     $    22.99
                                                     ==========     ==========     ==========     ==========     ==========

Total return (c)                                        (40.91%)       (15.81%)         8.46%         16.98%         14.95%(d)
                                                     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's)                  $   48,510     $   91,731     $  116,883     $   44,708     $   15,887
                                                     ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets               1.50%(e)       1.50%(g)       1.50%(e)       1.49%(e)       1.49%(e)(f)

Ratio of net investment income (loss)
   to average net assets                                  0.70%          0.06%(g)       0.08%         (0.13%)        (0.33%)(f)

Portfolio turnover rate                                     86%            92%           106%           140%           187%(f)
----------------------------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent fee reductions and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.56%, 1.56%, 1.82% and 2.08%(f) for the periods ended February 28, 2009, 2007, 2006 and 2005, respectively.

(f)   Annualized.

(g) Absent the recoupment of fees previously reduced and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.49% and the ratio of net investment income to average net assets would have been 0.07% for the year ended February 29, 2008.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS I
FINANCIAL HIGHLIGHTS
===============================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------

                                                                    YEAR           YEAR           YEAR         PERIOD
                                                                   ENDED          ENDED          ENDED          ENDED
                                                                FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                                                    2009           2008           2007         2006 (a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           $    20.97     $    26.85     $    26.04     $    23.42
                                                                 ----------     ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment income                                               0.18           0.07           0.08           0.02
   Net realized and unrealized gains (losses) on investments          (8.69)         (4.03)          2.20           3.42
                                                                 ----------     ----------     ----------     ----------
Total from investment operations                                      (8.51)         (3.96)          2.28           3.44
                                                                 ----------     ----------     ----------     ----------

Less distributions:
   From net investment income                                         (0.18)         (0.07)         (0.07)         (0.02)
   From net realized gains on investments                                --          (1.81)         (1.40)         (0.80)
   Return of capital                                                  (0.01)         (0.04)            --             --
                                                                 ----------     ----------     ----------     ----------
Total distributions                                                   (0.19)         (1.92)         (1.47)         (0.82)
                                                                 ----------     ----------     ----------     ----------

Proceeds from redemption fees collected (Note 1)                         --           0.00(b)          --             --
                                                                 ----------     ----------     ----------     ----------

Net asset value at end of period                                 $    12.27     $    20.97     $    26.85     $    26.04
                                                                 ==========     ==========     ==========     ==========

Total return (c)                                                    (40.79%)       (15.57%)         8.72%         15.03%(d)
                                                                 ==========     ==========     ==========     ==========

Net assets at end of period (000's)                              $   27,578     $   50,456     $   74,583     $   29,328
                                                                 ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets                           1.24%(e)       1.25%(g)       1.25%(e)       1.25%(e)(f)

Ratio of net investment income to average net assets                  0.95%          0.31%(g)       0.33%          0.12%(f)

Portfolio turnover rate                                                 86%            92%           106%           140%
-------------------------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (July 7, 2005) through February 28, 2006.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent fee reductions and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.30%, 1.31% and 1.58%(f) for the periods ended February 28, 2009, 2007 and 2006, respectively.

(f)   Annualized.

(g) Absent the recoupment of fees previously reduced and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.24% and the ratio of net investment income to average net assets would have been 0.32% for the year ended February 29, 2008.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Veracity Small Cap Value Fund (the "Fund") is a diversified series of Veracity Funds (the "Trust"), an open-end management investment company established under the laws of Delaware by the filing of a Certificate of Trust dated December 29, 2003. The public offering of Class R shares and Class I shares commenced on March 30, 2004 and July 7, 2005, respectively.

      The investment objective of the Fund is long-term capital growth.

      The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and required investment minimums. Class R shares are subject to a distribution (12b-1) fee at the annual rate of 0.25% of the Fund's average daily net assets allocable to Class R shares and require a $25,000 initial investment, whereas Class I shares are not subject to any distribution fees and require a $250,000 initial investment.

      SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the "Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standard ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The Fund adopted SFAS No. 157 on March 1, 2008.

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of February 28, 2009, all the inputs used to value the Fund's investments were Level 1; therefore, the Fund did not hold any Level 2 or Level 3 securities. In addition, the Fund did not hold any Level 3 securities during the fiscal year ended February 28, 2009.

      SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      the Fund is calculated by dividing the total value of the Fund's assets attributable to that class, minus liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each class are subject to a redemption fee of 2% if redeemed within 30 days of purchase. During the years ended February 28, 2009 and February 29, 2008, proceeds from redemption fees totaled $1,331 and $11,939, respectively, for Class R shares and $0 and $30, respectively, for Class I shares.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

      DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended February 28, 2009 and February 29, 2008 was as follows:

                             ORDINARY      LONG-TERM       RETURN OF        TOTAL
      YEARS ENDED             INCOME     CAPITAL GAINS      CAPITAL     DISTRIBUTIONS
      -----------------     ----------   -------------    ----------    -------------

      CLASS R
      February 28, 2009     $  492,197     $       --     $   13,579     $  505,776

      February 29, 2008     $7,084,700     $1,153,318     $   63,830     $8,301,848

      CLASS I

      February 28, 2009     $  453,890     $       --     $   12,523     $  466,413

      February 29, 2008     $3,928,933     $  620,424     $   97,469     $4,646,826

      ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

      REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      Fund under the repurchase agreement. If the seller defaults, and the fair value of the collateral declines then realization of the collateral by the Fund may be delayed or limited.

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of February 28, 2009:

            Cost of portfolio investments             $ 129,098,858
                                                      =============
            Gross unrealized appreciation             $   1,256,478
            Gross unrealized depreciation               (54,420,495)
                                                      -------------
            Net unrealized depreciation               $ (53,164,017)
            Capital loss carryforward                   (19,242,509)
            Post-October losses                         (11,537,784)
                                                      -------------
            Accumulated deficit                       $ (83,944,310)
                                                      =============

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

      As of February 28, 2009, the Fund had a capital loss carryforward of $19,242,509, which expires February 28, 2017. In addition, the Fund had net realized capital losses of $11,537,784 during the period November 1, 2008 through February 28, 2009, which are treated for federal income tax purposes as arising during the Fund's tax year ending February 28, 2010. The capital loss carryforward and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      For the year ended February 28, 2009, the Fund reclassified return of capital distributions of $26,102 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

      As of and during the year ended February 28, 2009, the Fund did not have a liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year, the Fund did not incur any interest or penalties. The statute of limitations on the Fund's tax returns remains open for the years ended February 28, 2006 through February 28, 2009.

      CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2.    INVESTMENT TRANSACTIONS

      During the year ended February 28, 2009, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $100,351,631 and $107,128,317, respectively.

3.    TRANSACTIONS WITH AFFILIATES

      Certain Trustees and officers of the Trust are affiliated with the Advisor, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

      INVESTMENT ADVISORY AGREEMENT
      Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has agreed to reduce its advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's total annual expense ratio at no greater than 1.50% for Class R shares and 1.25% for Class I shares. This contractual obligation expires on June 30, 2010. For the year ended February 28, 2009, the Advisor reduced its advisory fees by $64,816 and reimbursed $2,337 of Class R expenses. As of February 28, 2009, the amount of advisory fees payable to the Advisor is $54,230.

      The Advisor may recover advisory fee reductions and/or expense reimbursements on behalf of the Fund, but only for a period of three years after the fee reduction and/or expense reimbursement, and only if such recovery will not cause the Fund's expense ratio with respect to Class R and Class I shares to exceed 1.50% and 1.25%, respectively. As of February 28, 2009, the amount available for recovery by the Advisor is $157,244 and the Advisor may recover a portion of such amounts no later than the dates as stated below:

                  February 28, 2010             February 28, 2012
                      $ 90,091                       $ 67,153

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      Trustees who are not affiliated with the Advisor receive compensation from the Funds. Trustees who are affiliated with the Advisor receive no compensation from the Funds.

      MUTUAL FUND SERVICES AGREEMENT
      Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets, subject to a minimum monthly fee of $6,500. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities.

      SERVICE PLAN AND AGREEMENT
      The Trust has adopted a Service Plan and Agreement (the "Plan") for Class R shares, pursuant to which the Fund pays the Advisor a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets allocable to Class R shares. The Advisor, in turn, pays such fees to third parties for eligible services provided by those parties to Class R shareholders.

      DISTRIBUTION AGREEMENT
      Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the year ended February 28, 2009, UFD received $6,000 for its services under the Distribution Agreement.

      COMPLIANCE CONSULTING AGREEMENT
      Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC ("Drake") provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust's Chief Compliance Officer as required by Rule 38a-1 under the Investment Company Act of 1940. For these services, Drake receives $2,000 per month from the Fund. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Drake including, but not limited to, postage and supplies and travel expenses.

      PRINCIPAL HOLDERS OF FUND SHARES
      As of February 28, 2009, AST Capital Trust Company, P.O. Box 52129, Phoenix, AZ 85072 owned of record 33% of the Fund's outstanding Class R shares.

     COHEN                    Cohen Fund Audit Services, Ltd.   440.835.8500
FUND AUDIT SERVICES           800 Westpoint Pkwy., Suite 1100   440.835.1093 fax
                              Westlake, OH  44145-1524

                              www.cohenfund.com




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------


To the Shareholders and Board of Trustees
Veracity Funds


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Veracity Funds, comprising Veracity Small Cap Value Fund (the "Fund") as of February 28,2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Veracity Small Cap Value Fund as of February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen Fund Audit Services

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
April 13, 2009






an independent member of                                                                               SQ
BAKER TILLY               Registered with the Public Company Accounting Oversight Board       Service   IF
INTERNATIONAL                                                                                  Quality
                                                                                                Innovation
                                                                                                 and Fun

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2008) and held until the end of the period (February 28, 2009).

The tables that follow illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads. However, a redemption fee of 2% is applied on the sale of shares (sold within 30 days of the date of their purchase) and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

CLASS R
---------------------------------------------------------------------------------------------
                                         Beginning              Ending
                                       Account Value        Account Value      Expenses Paid
                                       Sept. 1, 2008        Feb. 28, 2009      During Period*
---------------------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00            $  584.50            $5.89
---------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
   (before expenses)                     $1,000.00            $1,017.36            $7.50
---------------------------------------------------------------------------------------------

*     Expenses are equal to Class R's annualized  expense ratio of 1.50% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 181/365 (to reflect the one-half year period).

CLASS I
---------------------------------------------------------------------------------------------
                                         Beginning              Ending
                                       Account Value        Account Value      Expenses Paid
                                        Sept. 1, 2008       Feb. 28, 2009      During Period*
---------------------------------------------------------------------------------------------
Based on Actual Fund Return              $1,000.00            $  584.90            $4.91
---------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
   (before expenses)                     $1,000.00            $1,018.60            $6.26
---------------------------------------------------------------------------------------------

*     Expenses are equal to Class I's annualized  expense ratio of 1.25% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-896-9292. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-(800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov.

VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                        POSITION(S)     TERM OF OFFICE &                                             FUNDS        DIRECTORSHIPS OF
                        HELD WITH THE   LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST 5    OVERSEEN     PUBLIC COMPANIES
NAME, AGE & ADDRESS     TRUST           SERVED              YEARS                                    BY TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MATTHEW G. BEVIN*       Trustee,        Indefinite          Chief Executive Officer and Principal,        1              None
                        President                           Integrity Asset Management, LLC,
401 West Main Street,                   Since December,     investment Advisor to the Trust, since
Suite 2100                              2003                2003.  BA degree from Washington & Lee
Louisville, KY  40202                                       University (1989).

Age:  42
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM H. MCNETT,      Trustee,        Indefinite          Senior Portfolio Manager, Integrity           1              None
III, CFA*               Vice President                      Asset Management, LLC, since June,
                                        Since March, 2004   2003.  BA in accounting from
401 West Main Street,                                       Bloomsburg University, Bloomsburg, PA
Suite 2100                                                  (1982).  Chartered Financial Analyst.
Louisville, KY  40202

Age:  49
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Bevin and Mr. McNett are considered "Interested" Trustees of the Trust because of their affiliation with the Advisor.

VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED (INDEPENDENT) TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF    DIRECTORSHIPS OF
                        POSITION(S)     TERM OF OFFICE &                                             FUNDS        PUBLIC COMPANIES
                        HELD WITH THE   LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST 5    OVERSEEN     HELD BY TRUSTEE
NAME, AGE & ADDRESS     TRUST           SERVED              YEARS                                    BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
DAVID L. EAGER          Trustee         Indefinite          Partner with Eager, Davis & Holmes            1         The Caldwell &
                                                            LLC, since January 2003.  Partner with                Orkin Funds, Inc.
4404 Rivermist Way                      Since March, 2004   Parks & Eager Mountain Properties                        (registered
Louisville, KY  40222                                       (home builders and developers).  BA in                    management
                                                            economics from The Ohio State                             investment
Age:  66                                                    University (1964).  MBA from Western                       company)
                                                            Michigan University (1974).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. MINNAUGH     Trustee         Indefinite          From October 2008 to present, Partner         1              None
                                                            with Tatum LLC (executive services
9344 White Oak Road                     Since March, 2004   firm). From April 2007 to October
Kirtland, OH                                                2008, Consultant with The Financial
44094                                                       Group (insurance company).  Formerly
                                                            Treasurer of The Cleveland Clinic
Age:  49                                                    Foundation, a non-profit foundation,
                                                            from October, 2002 through January,
                                                            2007.  BS/BA degree from John Carroll
                                                            University (1982). Certified Public
                                                            Accountant, Ohio (1984) (inactive).
------------------------------------------------------------------------------------------------------------------------------------
DARLENE V. PINNOCK      Trustee         Indefinite          Director of Investments for the               1              None
                                                            National Geographic Society, a
1145 17th Street NW                     Since March, 2004   non-profit science and educational
Washington, DC  20036                                       organization, since November, 1997. BS
                                                            degree from Drexel University,
Age:  48                                                    Philadelphia, PA (1982).  MBA from
                                                            Howard University, Washington, DC
                                                            (1991).
------------------------------------------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                        EXECUTIVE OFFICERS
----------------------------------------------------------------------------------------------------
                          POSITION(S)   LENGTH OF TIME
                          HELD WITH     SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5
NAME, AGE & ADDRESS       THE TRUST                         YEARS
----------------------------------------------------------------------------------------------------
MARK J. SEGER             Treasurer,    Since March, 2004   Managing Director, Ultimus Fund
                          Chief                             Solutions, LLC, Cincinnati, OH,
225 Pictoria Drive,       Financial                         transfer agent, fund accountant and
Suite 450                 Officer                           administrator to the Trust; Managing
Cincinnati, OH                                              Director, Ultimus Fund Distributors,
45246                                                       LLC, principal underwriter to the
                                                            Trust.
Age:  47
----------------------------------------------------------------------------------------------------
JOHN F. SPLAIN            Secretary     Since March, 2004   Managing Director, Ultimus Fund
                                                            Solutions, LLC, Cincinnati, OH,
225 Pictoria Drive,                                         transfer agent, fund accountant and
Suite 450                                                   administrator to the Trust; Managing
Cincinnati, OH                                              Director, Ultimus Fund Distributors,
45246                                                       LLC, principal underwriter to the
                                                            Trust.
Age:  52
----------------------------------------------------------------------------------------------------
DANIEL G. BANDI           Vice          Since March, 2004   Chief Investment Officer, Value
                          President                         Equities and Principal, Integrity
401 West Main Street,                                       Asset Management, LLC since June, 2003.
Suite 2100                                                  BA Economics from University of
Louisville, KY  40202                                       Pittsburgh (1987).  MBA East Texas
                                                            State University (1990).
Age:  44                                                    Chartered Financial Analyst (1994).
----------------------------------------------------------------------------------------------------
ROBERT G. DORSEY          Vice          Since March, 2004   Managing Director, Ultimus Fund
                          President                         Solutions, LLC, Cincinnati, OH,
225 Pictoria Drive,                                         transfer agent, fund accountant and
Suite 450                                                   administrator to the Trust; Managing
Cincinnati, OH                                              Director, Ultimus Fund Distributors,
45246                                                       LLC, principal underwriter to the
                                                            Trust.
Age:  52
----------------------------------------------------------------------------------------------------
DAVID D. JONES            Chief         Since March, 2004   Managing member of Drake Compliance,
                          Compliance                        LLC (a compliance consulting firm)
719 Sawdust Road,         Officer                           since January, 2004.  Attorney, David
Suite 113                                                   Jones & Associates, P.C. (a law firm)
The Woodlands, TX                                           since January, 1998.
77380

Age:  51
----------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-866-896-9292.


FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the fiscal year ended February 28, 2009. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $946,087 as taxed at a maximum rate of 15%.

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Michael J. Minnaugh. Mr. Minnaugh is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $17,950 and $18,150 with respect to the registrant's fiscal years ended February 28, 2009 and February 29, 2008, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,750 and $2,000 with respect to the registrant's fiscal years ended February 28, 2009 and February 29, 2008, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal years ended February 28, 2009 and February 29, 2008, aggregate non-audit fees of $2,750 and $2,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. With respect to the fiscal years ended February 28, 2009 and February 29, 2008, aggregate non-audit fees of $26,400 and $29,100, respectively, were billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Matthew G. Bevin
                              --------------------------------------------------
                                    Matthew G. Bevin, President

Date          May 8, 2009
      ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Matthew G. Bevin
                              --------------------------------------------------
                                    Matthew G. Bevin, President

Date          May 8, 2009
      ----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 8, 2009
      ----------------------------

* Print the name and title of each signing officer under his or her signature.